Others - Financial instruments, schedule of significant financial assets and liabilities denominated in foreign currencies (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 TWD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 JPY (¥)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 CNY (¥)
Financial instruments
Currency amount, assets	$ 183,691	$ 180,567
Foreign exchange risk | NTD:USD
Financial instruments
Currency amount, assets	$ 2,683	$ 8,040	$ 85,431			$ 252,844
Exchange rate	0.0314	0.0318	0.0314	0.0314	0.0314	0.0318	0.0318	0.0318	0.0318
Degree of variation, assets	1.00%	1.00%
Effect on profit or loss, assets	$ 27	$ 80
Foreign exchange risk | EUR:USD
Financial instruments
Currency amount, assets	385	473		€ 338			€ 403
Currency amount, liabilities	$ 254	$ 282		€ 223			€ 240
Exchange rate	1.1393	1.1740	1.1393	1.1393	1.1393	1.1740	1.1740	1.1740	1.1740
Degree of variation, assets	1.00%	1.00%
Degree of variation, liabilities	1.00%	1.00%
Effect on profit or loss, assets	$ 4	$ 5
Effect on profit or loss, liabilities	3	3
Foreign exchange risk | JPY:USD
Financial instruments
Currency amount, assets	$ 3,478	$ 2,603			¥ 561,048			¥ 406,761
Exchange rate	0.0062	0.0064	0.0062	0.0062	0.0062	0.0064	0.0064	0.0064	0.0064
Degree of variation, assets	1.00%	1.00%
Effect on profit or loss, assets	$ 35	$ 26
Foreign exchange risk | USD:RMB
Financial instruments
Currency amount, assets		$ 327							¥ 2,286
Exchange rate		6.9907				6.9907	6.9907	6.9907	6.9907
Degree of variation, assets		1.00%
Effect on profit or loss, assets		$ 3
Foreign exchange risk | USD:JPY
Financial instruments
Currency amount, assets	314				¥ 50,947
Currency amount, liabilities	$ 66	$ 98			¥ 10,709			¥ 15,339
Exchange rate	162.25	156.52	162.25	162.25	162.25	156.52	156.52	156.52	156.52
Degree of variation, assets	1.00%
Degree of variation, liabilities	1.00%	1.00%
Effect on profit or loss, assets	$ 3
Effect on profit or loss, liabilities	$ 1	$ 1